Stockholders' Equity (Details) - Schedule of Stock Options Outstanding	9 Months Ended
Sep. 30, 2023 $ / shares shares
Schedule of Stock Options Outstanding [Abstract]
Outstanding beginning balance, Options | shares	750
Outstanding beginning balance, Weighted Average Exercise Price | $ / shares	$ 155
Granted, Options | shares	1,731
Granted, Weighted Average Exercise Price | $ / shares	$ 28.89
Exercised, Options | shares
Exercised, Weighted Average Exercise Price | $ / shares
Forfeited, Options | shares	(750)
Forfeited, Weighted Average Exercise Price | $ / shares	$ 155
Outstanding ending balance, Options | shares	1,731
Outstanding ending balance, Weighted Average Exercise Price | $ / shares	$ 28.89
Exercisable, Options | shares
Exercisable, Weighted Average Exercise Price | $ / shares